Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
April 30, 2023
R97-NPRT3-0623
1.9895839.103
Domestic Equity Funds - 22.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	155,779	1,866,232
Fidelity Series Commodity Strategy Fund (a)	2,912	287,397
Fidelity Series Large Cap Growth Index Fund (a)	75,931	1,186,808
Fidelity Series Large Cap Stock Fund (a)	72,805	1,315,578
Fidelity Series Large Cap Value Index Fund (a)	173,496	2,448,032
Fidelity Series Small Cap Core Fund (a)	1,570	15,389
Fidelity Series Small Cap Opportunities Fund (a)	49,103	594,635
Fidelity Series Value Discovery Fund (a)	60,908	901,434
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,681,068)		8,615,505

International Equity Funds - 22.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	41,841	588,284
Fidelity Series Emerging Markets Fund (a)	53,255	428,705
Fidelity Series Emerging Markets Opportunities Fund (a)	153,242	2,525,424
Fidelity Series International Growth Fund (a)	85,492	1,373,003
Fidelity Series International Index Fund (a)	49,347	564,036
Fidelity Series International Small Cap Fund (a)	26,315	428,138
Fidelity Series International Value Fund (a)	125,407	1,360,664
Fidelity Series Overseas Fund (a)	110,508	1,365,874
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,295,729)		8,634,128

Bond Funds - 51.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	135,720	1,290,693
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	371,585	2,994,975
Fidelity Series Corporate Bond Fund (a)	248,860	2,287,021
Fidelity Series Emerging Markets Debt Fund (a)	27,047	198,254
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,139	65,817
Fidelity Series Floating Rate High Income Fund (a)	4,294	38,174
Fidelity Series Government Bond Index Fund (a)	360,001	3,380,410
Fidelity Series High Income Fund (a)	25,143	206,425
Fidelity Series International Credit Fund (a)	602	4,687
Fidelity Series International Developed Markets Bond Index Fund (a)	178,008	1,525,526
Fidelity Series Investment Grade Bond Fund (a)	339,601	3,440,165
Fidelity Series Investment Grade Securitized Fund (a)	259,718	2,353,042
Fidelity Series Long-Term Treasury Bond Index Fund (a)	289,826	1,805,618
Fidelity Series Real Estate Income Fund (a)	6,051	58,207
TOTAL BOND FUNDS (Cost $22,099,639)		19,649,014

Short-Term Funds - 3.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	322,819	322,819
Fidelity Series Short-Term Credit Fund (a)	17,766	171,980
Fidelity Series Treasury Bill Index Fund (a)	87,304	867,802
TOTAL SHORT-TERM FUNDS (Cost $1,370,820)		1,362,601

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,447,256)	38,261,248
NET OTHER ASSETS (LIABILITIES) - 0.0%	(694)
NET ASSETS - 100.0%	38,260,554

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,028,674	461,290	137,684	56,688	(3,103)	(58,484)	1,290,693
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,594,598	1,046,878	319,035	175,329	(13,817)	(313,649)	2,994,975
Fidelity Series Blue Chip Growth Fund	1,780,353	625,096	558,458	61,212	(151,088)	170,329	1,866,232
Fidelity Series Canada Fund	594,353	164,165	168,294	17,529	(2,451)	511	588,284
Fidelity Series Commodity Strategy Fund	517,746	448,410	329,352	297,669	(180,813)	(168,594)	287,397
Fidelity Series Corporate Bond Fund	1,853,100	722,342	226,217	56,661	(20,717)	(41,487)	2,287,021
Fidelity Series Emerging Markets Debt Fund	179,402	50,205	29,098	8,256	(1,699)	(556)	198,254
Fidelity Series Emerging Markets Debt Local Currency Fund	59,742	12,528	12,357	-	(1,100)	7,004	65,817
Fidelity Series Emerging Markets Fund	326,417	190,349	87,214	7,925	(15,413)	14,566	428,705
Fidelity Series Emerging Markets Opportunities Fund	2,945,650	615,112	1,055,441	66,940	(315,959)	336,062	2,525,424
Fidelity Series Floating Rate High Income Fund	34,387	18,968	15,294	2,101	(516)	629	38,174
Fidelity Series Government Bond Index Fund	2,721,885	1,104,205	357,307	48,896	(16,679)	(71,694)	3,380,410
Fidelity Series Government Money Market Fund 4.92%	149,333	305,850	132,364	7,628	-	-	322,819
Fidelity Series High Income Fund	185,661	55,885	28,662	9,389	(1,513)	(4,946)	206,425
Fidelity Series International Credit Fund	4,920	225	-	225	-	(458)	4,687
Fidelity Series International Developed Markets Bond Index Fund	1,367,641	436,162	190,292	29,900	(10,746)	(77,239)	1,525,526
Fidelity Series International Growth Fund	1,237,274	372,451	308,744	41,960	(20,727)	92,749	1,373,003
Fidelity Series International Index Fund	518,019	129,336	134,147	13,455	(6,009)	56,837	564,036
Fidelity Series International Small Cap Fund	382,451	99,918	54,815	23,102	(2,739)	3,323	428,138
Fidelity Series International Value Fund	1,226,921	321,573	315,930	41,087	(11,700)	139,800	1,360,664
Fidelity Series Investment Grade Bond Fund	2,813,392	1,087,601	362,467	83,557	(22,902)	(75,459)	3,440,165
Fidelity Series Investment Grade Securitized Fund	1,990,052	721,624	251,933	50,280	(15,781)	(90,920)	2,353,042
Fidelity Series Large Cap Growth Index Fund	1,126,641	336,782	293,960	7,607	(11,552)	28,897	1,186,808
Fidelity Series Large Cap Stock Fund	1,234,468	361,652	307,018	75,670	(16,995)	43,471	1,315,578
Fidelity Series Large Cap Value Index Fund	2,357,303	693,240	550,354	85,309	(24,069)	(28,088)	2,448,032
Fidelity Series Long-Term Treasury Bond Index Fund	1,818,918	598,832	463,381	39,992	(104,447)	(44,304)	1,805,618
Fidelity Series Overseas Fund	1,244,340	343,804	344,474	22,096	(19,643)	141,847	1,365,874
Fidelity Series Real Estate Income Fund	107,776	38,668	76,810	7,791	(6,067)	(5,360)	58,207
Fidelity Series Short-Term Credit Fund	148,987	42,048	19,228	2,677	(87)	260	171,980
Fidelity Series Small Cap Core Fund	-	15,138	-	-	-	251	15,389
Fidelity Series Small Cap Opportunities Fund	601,276	171,317	154,575	29,051	(21,881)	(1,502)	594,635
Fidelity Series Treasury Bill Index Fund	448,198	843,426	421,710	21,742	(1,590)	(522)	867,802
Fidelity Series Value Discovery Fund	869,437	283,338	225,966	45,146	(8,932)	(16,443)	901,434
	34,469,315	12,718,418	7,932,581	1,436,870	(1,030,735)	36,831	38,261,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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